SMALL COMPANY GROWTH PORTFOLIO AS OF DECEMBER 31, 2000

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 96.2%

SECURITY                                  SHARES           VALUE
---------------------------------------------------------------------
Advertising -- 3.3%
---------------------------------------------------------------------
Catalina Marketing Corp.(1)                    2,100       $   81,769
Getty Images, Inc.(1)                          3,300          105,600
Harte-Hanks Communications, Inc.               1,300           30,794
---------------------------------------------------------------------
                                                           $  218,163
---------------------------------------------------------------------
Auto and Parts -- 0.5%
---------------------------------------------------------------------
Gentex Corp.(1)                                1,700       $   31,662
---------------------------------------------------------------------
                                                           $   31,662
---------------------------------------------------------------------
Banks - Regional -- 0.4%
---------------------------------------------------------------------
Cullen/Frost Bankers, Inc.                       600       $   25,087
---------------------------------------------------------------------
                                                           $   25,087
---------------------------------------------------------------------
Broadcasting and Cable -- 0.8%
---------------------------------------------------------------------
Pegasus Communications Corp.(1)                2,000       $   51,500
---------------------------------------------------------------------
                                                           $   51,500
---------------------------------------------------------------------
Broadcasting and Radio -- 3.2%
---------------------------------------------------------------------
Cox Radio, Inc.(1)                             3,500       $   78,969
Entercom Communications Corp.(1)               3,300          113,644
Sirius Satellite Radio, Inc.(1)                  600           17,963
---------------------------------------------------------------------
                                                           $  210,576
---------------------------------------------------------------------
Business Services - Miscellaneous -- 10.7%
---------------------------------------------------------------------
BreezeCom Ltd.(1)                              1,600       $   22,900
DiamondCluster International, Inc.(1)          2,200           67,100
Fair, Isaac and Co., Inc.                      1,400           71,400
Forrester Research, Inc.(1)                    1,800           90,113
Heidrick and Struggles International,
Inc.(1)                                        1,500           63,094
Hotel Reservations Network, Inc.(1)            1,000           28,375
I-many, Inc.(1)                                2,300           28,606
Internet.com Corp.(1)                          1,600            9,500
Iron Mountain, Inc.(1)                         3,000          111,375
L90, Inc.(1)                                   2,000            8,625
LifeMinders, Inc.(1)                           2,000            7,000
On Assignment, Inc.(1)                         2,300       $   65,550
SECURITY                                  SHARES           VALUE
---------------------------------------------------------------------

Business Services - Miscellaneous (continued)
---------------------------------------------------------------------
Pivotal Corp.(1)                               2,000           74,125
United Stationers(1)                           2,300           55,200
---------------------------------------------------------------------
                                                           $  702,963
---------------------------------------------------------------------
Chemicals -- 0.8%
---------------------------------------------------------------------
Solutia, Inc.                                  4,500       $   54,000
---------------------------------------------------------------------
                                                           $   54,000
---------------------------------------------------------------------
Communications Equipment -- 3.3%
---------------------------------------------------------------------
Aether Systems, Inc.(1)                          900       $   35,212
Centillium Communications, Inc.(1)             1,500           33,375
Ditech Communications Co.(1)                     400            6,425
InFocus Corp.(1)                               1,200           17,700
Proxim, Inc.(1)                                1,200           51,600
Tekelec(1)                                     2,300           69,000
---------------------------------------------------------------------
                                                           $  213,312
---------------------------------------------------------------------
Computer Software -- 11.6%
---------------------------------------------------------------------
Advent Software, Inc.(1)                       1,900       $   76,119
Bluestone Software, Inc.(1)                    1,500           22,687
FileNET Corp.(1)                               1,400           38,150
Great Plains Software, Inc.(1)                   800           37,650
HNC Software, Inc.(1)                          1,600           47,500
Interwoven, Inc.(1)                            1,500           98,906
Liberate Technologies, Inc.(1)                 3,000           40,875
Netegrity, Inc.(1)                               800           43,500
NetIQ Corp.(1)                                   500           43,687
Numerical Technologies, Inc.(1)                  900           16,256
Precise Software Solutions Ltd.(1)             1,900           47,025
Retek, Inc.(1)                                 1,300           31,687
SERENA Software, Inc.(1)                       1,800           61,622
SilverStream Software, Inc.(1)                 1,900           39,188
Synplicity, Inc.(1)                            1,500           21,750
TIBCO Software, Inc.(1)                          700           33,556
WatchGuard Technologies, Inc.(1)               1,800           56,925
---------------------------------------------------------------------
                                                           $  757,083
---------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL COMPANY GROWTH PORTFOLIO AS OF DECEMBER 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
---------------------------------------------------------------------
Drugs -- 2.7%
---------------------------------------------------------------------
Adolor Corp.(1)                                1,300       $   28,600
Alkermes, Inc.(1)                              1,000           31,375
Cell Therapeutics, Inc.(1)                       800           36,050
Cephalon, Inc.(1)                                400           25,325
Esperion Therapeutics, Inc.(1)                 2,000           21,750
POZEN, Inc.(1)                                 1,100           20,075
Vertex Pharmaceuticals, Inc.(1)                  200           14,300
---------------------------------------------------------------------
                                                           $  177,475
---------------------------------------------------------------------
Education -- 4.4%
---------------------------------------------------------------------
Apollo Group, Inc.(1)                          2,200       $  108,212
Career Education Corp.(1)                      2,200           86,075
Devry, Inc.(1)                                   900           33,975
Edison Schools, Inc.(1)                        1,800           56,700
---------------------------------------------------------------------
                                                           $  284,962
---------------------------------------------------------------------
Electrical Equipment -- 1.3%
---------------------------------------------------------------------
Pemstar, Inc.(1)                               6,200       $   54,637
Plexus Corp.(1)                                  900           27,352
---------------------------------------------------------------------
                                                           $   81,989
---------------------------------------------------------------------
Electronics - Instruments -- 1.4%
---------------------------------------------------------------------
Cognex Corp.(1)                                1,000       $   22,125
Digimarc Corp.(1)                              1,500           24,750
Keithley Instruments, Inc.                     1,100           47,369
---------------------------------------------------------------------
                                                           $   94,244
---------------------------------------------------------------------
Electronics - Semiconductors -- 5.8%
---------------------------------------------------------------------
Alpha Industries, Inc.(1)                      1,300       $   48,100
Applied Micro Circuits Corp.(1)                  500           37,523
Dallas Semiconductor Corp.                     1,200           30,750
Dupont Photomasks, Inc.(1)                       500           26,422
Elantec Semiconductor, Inc.(1)                 1,100           30,525
Exar Corp.(1)                                  2,600           80,559
Microchip Technology, Inc.(1)                    225            4,936
Millipore Corp.                                  800           50,400
Pixelworks, Inc.(1)                            1,700           38,037
Three-Five Systems, Inc.(1)                    1,200           21,600
Zoran Corp.(1)                                   800           12,400
---------------------------------------------------------------------
                                                           $  381,252
---------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
---------------------------------------------------------------------
Energy Sources -- 0.2%
---------------------------------------------------------------------
Hydrogenics Corp.(1)                           2,300       $   10,062
---------------------------------------------------------------------
                                                           $   10,062
---------------------------------------------------------------------
Entertainment -- 0.5%
---------------------------------------------------------------------
Speedway Motorsports, Inc.(1)                  1,400       $   33,600
---------------------------------------------------------------------
                                                           $   33,600
---------------------------------------------------------------------
Foods -- 0.8%
---------------------------------------------------------------------
Flowers Industries, Inc.                       3,200       $   50,400
---------------------------------------------------------------------
                                                           $   50,400
---------------------------------------------------------------------
Health Services -- 2.7%
---------------------------------------------------------------------
Accredo Health, Inc.(1)                          700       $   35,131
IMPATH, Inc.(1)                                  700           46,550
MiniMed, Inc.(1)                                 900           37,828
Province Healthcare Co.(1)                       900           35,437
Renal Care Group, Inc.(1)                        800           21,938
---------------------------------------------------------------------
                                                           $  176,884
---------------------------------------------------------------------
Information Services -- 5.7%
---------------------------------------------------------------------
Acxiom Corp.(1)                                1,900       $   73,981
BISYS Group, Inc. (The)(1)                     2,400          125,100
Cerner Corp.(1)                                  400           18,500
IntraNet Solutions, Inc.(1)                    1,300           66,300
Ixia(1)                                        2,200           50,325
Perot Systems Corp.(1)                         4,400           40,425
---------------------------------------------------------------------
                                                           $  374,631
---------------------------------------------------------------------
Insurance -- 1.0%
---------------------------------------------------------------------
First American Corp.                           1,900       $   62,462
---------------------------------------------------------------------
                                                           $   62,462
---------------------------------------------------------------------
Investment Services -- 1.6%
---------------------------------------------------------------------
Waddell & Reed Financial, Inc., Class A        2,700       $  101,587
---------------------------------------------------------------------
                                                           $  101,587
---------------------------------------------------------------------
Medical - Biomed / Genetics -- 2.4%
---------------------------------------------------------------------
Aviron(1)                                        300       $   20,044
deCode Genetics, Inc.(1)                       1,200           12,600
EntreMed, Inc.(1)                              1,300           22,425

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL COMPANY GROWTH PORTFOLIO AS OF DECEMBER 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
---------------------------------------------------------------------

Medical - Biomed / Genetics (continued)
---------------------------------------------------------------------
Genzyme Transgenics Corp.(1)                   1,000       $   14,313
Orchid Biosciences, Inc.(1)                    2,500           35,000
PRAECIS Pharmaceuticals, Inc.(1)               1,100           32,175
Sequenom, Inc.(1)                              1,600           22,400
---------------------------------------------------------------------
                                                           $  158,957
---------------------------------------------------------------------
Medical Products -- 7.2%
---------------------------------------------------------------------
ArthroCare Corp.(1)                            3,000       $   58,500
Closure Medical Corp.(1)                       1,300           46,800
Cyberonics, Inc.(1)                            1,500           34,875
Cytyc Corp.(1)                                   700           43,794
Haemonetics Corp.(1)                           2,100           64,838
Novoste Corp.(1)                               1,500           41,250
Resmed, Inc.(1)                                2,000           79,750
Thermo Cardiosystems, Inc.(1)                  1,400           12,250
Thoratec Laboratories Corp.(1)                 3,600           39,600
Zoll Medical Corp.(1)                          1,400           49,088
---------------------------------------------------------------------
                                                           $  470,745
---------------------------------------------------------------------
Metals - Industrial -- 1.2%
---------------------------------------------------------------------
Shaw Group, Inc.(1)                            1,400       $   70,000
Stillwater Mining Co.(1)                         250            9,838
---------------------------------------------------------------------
                                                           $   79,838
---------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 0.7%
---------------------------------------------------------------------
Core Laboratories N.V.(1)                      1,800       $   49,163
---------------------------------------------------------------------
                                                           $   49,163
---------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 0.9%
---------------------------------------------------------------------
Cross Timbers Oil Co.                          1,100       $   30,525
Newfield Exploration Co.(1)                      510           24,193
Vintage Petroleum, Inc.                          200            4,300
---------------------------------------------------------------------
                                                           $   59,018
---------------------------------------------------------------------
Publishing -- 1.0%
---------------------------------------------------------------------
Belo (A.H.) Corp.                              4,000       $   64,000
---------------------------------------------------------------------
                                                           $   64,000
---------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
---------------------------------------------------------------------

Retail - Food and Drug -- 2.1%
---------------------------------------------------------------------
Duane Reade, Inc.(1)                           1,400       $   42,788
Sonic Corp.(1)                                 2,600           60,613
Whole Foods Market, Inc.(1)                      600           36,675
---------------------------------------------------------------------
                                                           $  140,076
---------------------------------------------------------------------
Retail - Specialty and Apparel -- 4.2%
---------------------------------------------------------------------
Callaway Golf Co.                              2,800       $   52,150
Coach, Inc.(1)                                 2,200           63,250
Hot Topic, Inc.(1)                             2,000           32,875
Men's Wearhouse, Inc. (The)(1)                 1,500           40,875
Pacific Sunwear of California, Inc.(1)         3,300           84,563
---------------------------------------------------------------------
                                                           $  273,713
---------------------------------------------------------------------
Semiconductor Equipment -- 1.3%
---------------------------------------------------------------------
LTX Corp.(1)                                   1,300       $   16,839
Pericom Semiconductor Corp.(1)                 1,900           35,150
PRI Automation, Inc.(1)                        1,600           30,000
---------------------------------------------------------------------
                                                           $   81,989
---------------------------------------------------------------------
Semiconductors -- 0.3%
---------------------------------------------------------------------
Actel Corp.(1)                                   800       $   19,350
---------------------------------------------------------------------
                                                           $   19,350
---------------------------------------------------------------------
Software Services -- 5.2%
---------------------------------------------------------------------
About.com, Inc.(1)                               300       $    8,081
Bottomline Technologies, Inc.(1)               1,900           48,806
Critical Path, Inc.(1)                         1,800           55,350
Embarcadero Technologies, Inc.(1)              1,700           76,500
Kana Communications, Inc.(1)                   1,800           20,700
Keynote Systems, Inc.(1)                       3,200           45,400
Peregrine Systems, Inc.(1)                     2,600           51,350
Selectica, Inc.(1)                               700           16,931
SonicWALL, Inc.(1)                             1,200           19,500
---------------------------------------------------------------------
                                                           $  342,618
---------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL COMPANY GROWTH PORTFOLIO AS OF DECEMBER 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
---------------------------------------------------------------------
Telecommunication Equipment -- 1.9%
---------------------------------------------------------------------
Anaren Microwave, Inc.(1)                      1,300       $   87,344
Somera Communications, Inc.(1)                 4,000           34,750
---------------------------------------------------------------------
                                                           $  122,094
---------------------------------------------------------------------
Telecommunications Services -- 5.1%
---------------------------------------------------------------------
Alamosa PCS Holdings, Inc.(1)                  3,000       $   24,000
Alliance Fiber Optic Products, Inc.(1)         1,800           10,800
Avici Systems, Inc.(1)                         1,500           36,938
Celeritek, Inc.(1)                             1,300           49,563
Computer Access Technology Corp.(1)            1,300           13,325
MCK Communications, Inc.(1)                    1,100            9,281
New Focus, Inc.(1)                               800           27,800
Novatel Wireless, Inc.(1)                      2,500           30,938
Oplink Communications, Inc.(1)                   500            9,031
Predictive Systems, Inc.(1)                    1,650           11,808
SBA Communications Corp.(1)                    2,100           86,231
Ulticom, Inc.(1)                                 700           23,844
---------------------------------------------------------------------
                                                           $  333,559
---------------------------------------------------------------------
Total Common Stocks
   (identified cost $6,333,723)                            $6,289,014
---------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 13.2%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
---------------------------------------------------------------------
FHLB Discount Note, 5.75%, 1/2/01             $  862       $  861,862
---------------------------------------------------------------------
Total Short-Term Investments
   (at amortized cost, $861,862)                           $  861,862
---------------------------------------------------------------------
Total Investments -- 109.4%
   (identified cost $7,195,585)                            $7,150,876
---------------------------------------------------------------------
Other Assets, Less Liabilities -- (9.4)%                   $ (616,145)
---------------------------------------------------------------------
Net Assets -- 100.0%                                       $6,534,731
---------------------------------------------------------------------

 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL COMPANY GROWTH PORTFOLIO AS OF DECEMBER 31, 2000

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2000
Assets
----------------------------------------------------
Investments, at value
   (identified cost, $7,195,585)          $7,150,876
Cash                                           1,171
Receivable for investments sold               12,141
Dividends receivable                             199
----------------------------------------------------
TOTAL ASSETS                              $7,164,387
----------------------------------------------------

Liabilities
----------------------------------------------------
Payable for investments purchased         $  620,880
Payable to affiliate for Trustees' fees          103
Accrued expenses                               8,673
----------------------------------------------------
TOTAL LIABILITIES                         $  629,656
----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $6,534,731
----------------------------------------------------

Sources of Net Assets
----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $6,579,440
Net unrealized depreciation (computed on
   the basis of identified cost)             (44,709)
----------------------------------------------------
TOTAL                                     $6,534,731
----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED
DECEMBER 31, 2000 (1)
Investment Income
---------------------------------------------------
Interest                                  $   6,671
Dividends                                     1,772
---------------------------------------------------
TOTAL INVESTMENT INCOME                   $   8,443
---------------------------------------------------

Expenses
---------------------------------------------------
Investment adviser fee                    $  12,665
Custodian fee                                22,530
Legal and accounting services                13,993
Miscellaneous                                 1,607
---------------------------------------------------
TOTAL EXPENSES                            $  50,795
---------------------------------------------------
Deduct --
   Reduction of custodian fee             $   2,603
   Reduction of investment adviser fee       12,665
---------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $  15,268
---------------------------------------------------

NET EXPENSES                              $  35,527
---------------------------------------------------

NET INVESTMENT LOSS                       $ (27,084)
---------------------------------------------------

Realized and Unrealized Gain (Loss)
---------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(493,002)
---------------------------------------------------
NET REALIZED LOSS                         $(493,002)
---------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(166,239)
---------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $(166,239)
---------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(659,241)
---------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(686,325)
---------------------------------------------------

 (1) For the period from the start of business, May 1, 2000, to December 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL COMPANY GROWTH PORTFOLIO AS OF DECEMBER 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       PERIOD ENDED
IN NET ASSETS                             DECEMBER 31, 2000 (1)
------------------------------------------------------------------
From operations --
   Net investment loss                    $                (27,084)
   Net realized loss                                      (493,002)
   Net change in unrealized
      appreciation (depreciation)                         (166,239)
------------------------------------------------------------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                        $               (686,325)
------------------------------------------------------------------
Capital transactions --
   Assets contributed by Eaton Vance
      Small Company Growth Fund           $                949,249
   Contributions                                         6,610,077
   Withdrawals                                            (438,280)
------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $              7,121,046
------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $              6,434,721
------------------------------------------------------------------

Net Assets
------------------------------------------------------------------
At beginning of period                    $                100,010
------------------------------------------------------------------
AT END OF PERIOD                          $              6,534,731
------------------------------------------------------------------

 (1) For the period from the start of business, May 1, 2000, to December 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL COMPANY GROWTH PORTFOLIO AS OF DECEMBER 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  PERIOD ENDED DECEMBER 31,
                                           2000(1)
-----------------------------------------------------------
Ratios/Supplemental Data+
-----------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Net expenses                              2.22%(2)
   Net expenses after
      custodian fee reduction                2.07%(2)
   Net investment loss                      (1.58)%(2)
Portfolio Turnover                             89%
-----------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                         $6,535
-----------------------------------------------------------
+  The operating expenses of the Portfolio may reflect a
   reduction of the investment adviser fee, an allocation
   of expenses to the Investment Adviser, or both. Had such
   actions not been taken, the ratios would have been as
   follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                                  2.96%(2)
   Expenses after custodian
      fee reduction                          2.81%(2)
   Net investment loss                      (2.32)%(2)
-----------------------------------------------------------

 (1) For the period from the start of business, May 1, 2000, to December 31, 2000.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL COMPANY GROWTH PORTFOLIO AS OF DECEMBER 31, 2000

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Small Company Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on February 28, 2000, seeks long-term capital appreciation by investing in publicly traded stocks of small companies that are expected to achieve earnings growth over the long-term that substantially exceeds the average of all publicly traded companies in the United States. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Securities listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded, or on such National Market System. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices on the principal market where the security was traded. An option is valued at the last sale price as quoted on the principal exchange or board of trade on which such option is traded or, in the absence of a sale, at the mean between the last bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of such income. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

 E Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 F Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Pursuant to the advisory agreement, BMR receives a monthly fee at the annual rate of 0.75% of the Portfolio's average daily net assets up to $500 million and at reduced rates as daily net assets exceed that level. For the period from May 1, 2000 (commencement of operations) to December 31, 2000, the fee amounted to $12,665. To reduce net operating loss of the Portfolio, EVM reduced the investment adviser fee by $12,665. Except as to the Trustees of the Portfolio, who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in

SMALL COMPANY GROWTH PORTFOLIO AS OF DECEMBER 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

   accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended December 31, 2000, no significant amounts have been deferred.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $8,365,060 and $2,256,017, respectively, for the period from May 1, 2000 (commencement of operations) to December 31, 2000.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2000, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $7,245,725
    ----------------------------------------------------
    Gross unrealized appreciation             $  592,734
    Gross unrealized depreciation               (687,583)
    ----------------------------------------------------
    NET UNREALIZED DEPRECIATION               $  (94,849)
    ----------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period ended December 31, 2000.

6 Transfer of Net Assets
-------------------------------------------
   Investment operations began on May 1, 2000 with the acquisition of net assets of Eaton Vance Small Company Growth Fund of $949,249, in exchange for an interest in the Portfolio, including net unrealized appreciation of $121,530. The transaction was structured for tax purposes to qualify as a tax-free exchange under the Internal Revenue Code.

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
SMALL COMPANY GROWTH PORTFOLIO AS OF DECEMBER 31, 2000

INDEPENDENT ACCOUNTANTS' REPORT

TO THE TRUSTEES AND INVESTORS
OF SMALL COMPANY GROWTH PORTFOLIO:
---------------------------------------------

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Small Company Growth Portfolio (the "Portfolio") at December 31, 2000, and the results of its operations, the changes in its net assets and the supplementary data for the period May 1, 2000 (commencement of operations) through December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 9, 2001

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
EATON VANCE SMALL COMPANY GROWTH FUND AS OF DECEMBER 31, 2000

INVESTMENT MANAGEMENT

SMALL COMPANY GROWTH PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Edward E. Smiley, Jr.
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

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